Subsequent Events (Narrative) (Details)				1 Months Ended			12 Months Ended
	Jul. 14, 2025 CAD ($) shares	Jul. 14, 2025 USD ($) $ / shares shares	May 01, 2025 Shares $ / shares	Jun. 26, 2025 CAD ($) shares	Jun. 26, 2025 USD ($) $ / shares shares	Sep. 19, 2024 CAD ($)	Apr. 30, 2025 CAD ($) Shares $ / shares shares	Apr. 30, 2025 USD ($) Shares $ / shares shares	Apr. 30, 2024 CAD ($) Shares $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from exercise of warrants | $							$ 28,946,769		$ 1,042,597
Number of options exercised							6,139,722	6,139,722	782,250
Number of options granted							6,050,000	6,050,000	4,500,000
Exercise price of options exercised | $ / shares							$ 1.44		$ 1.38
Proceeds from exercise of options | $							$ 8,724,044		$ 1,083,250
Common shares proceeds - net of share issuance | $						$ 65,000,000	$ 108,115,830		$ 31,600,558
Subsequent events [Member] | Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of instruments exercised							178,353	178,353
Exercise price of instruments exercised | $ / shares							$ 1.5
Proceeds from exercise of warrants | $							$ 267,530
Subsequent events [Member] | Stock options [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of options exercised							2,004,500	2,004,500
Number of options granted			4,050,000
Exercise price of options exercised | $ / shares			$ 2.9				$ 1.59
Proceeds from exercise of options | $							$ 3,196,300
Subsequent events [Member] | Restricted shares units ("RSU") [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of instruments exercised							209,209	209,209
Exercise price of instruments exercised | $ / shares							$ 1.65
Number of options granted			1,450,000
Subsequent events [Member] | Deferred Share Units (DSU) [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of options granted			850,000
Subsequent events [Member] | ATM facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Weighted average share price | $ / shares								$ 3.13
Proceeds from issue of common shares							$ 13,331,508	$ 9,691,598
Number of common shares issued | shares							3,100,000	3,100,000
Subsequent events [Member] | Public offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued | shares				33,334,000	33,334,000
Gross proceeds from issuing shares				$ 136,402,728	$ 100,002,000
Price per share in public offering | $ / shares					$ 3
Payments for share issue costs				7,262,346	$ 5,324,300
Common shares proceeds - net of share issuance				$ 129,140,383	$ 94,677,700
Subsequent events [Member] | Over-allotment option [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares public offering | shares	5,000,100	5,000,100		5,000,100	5,000,100
Gross proceeds from issuing shares	$ 20,539,910	$ 15,000,300
Price per share in public offering | $ / shares		$ 3
Payments for share issue costs	1,029,050	$ 751,515
Common shares proceeds - net of share issuance	$ 19,510,861	$ 14,248,785